Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Inventories recognized as an expense	€ 5,728	€ 5,050	€ 7,115
Inventory write-down	142	259	287
Reversal of inventory write-down	41	54	€ 88
Amount of inventories expected to be recovered	2,209	2,163
More than 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Amount of inventories expected to be recovered	€ 561	€ 464